Commitments and Contingencies - Schedule of Supplemental Cash Flow Information Related to Leases (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Supplemental Cash Flow Information Related To Leases [Line Items]
Operating leases	$ 1,092,519	$ 0
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Schedule Of Supplemental Cash Flow Information Related To Leases [Line Items]
Operating cash flows from operating leases			$ (58,047)	$ (51,039)
Operating cash flows from finance leases			(8,671)	(9,613)
Financing cash flows from finance leases			(26,747)	(23,310)
Operating leases			$ 129,576	$ 619,599